Operating Leases (Tables)	12 Months Ended
Dec. 31, 2019
Operating Leases
Summary of components of lease expense

As of December 31,
2019
RMB
Operating lease cost	40,926
Lease cost for leases with terms less than one year	1,542
Total lease cost	42,468

Summary of maturities of lease liabilities

As of December 31,
RMB
2020	32,231
2021	14,790
2022	5,193
2023	3,252
2024 and thereafter	3,115
Total undiscounted lease payments	58,581
Less: imputed interest	(3,486)
Total lease liabilities	55,095

Summary of lease terms and discount rates

As of December 31,
2019
Weighted average remaining lease term(years)	2.40

Weighted average discount rate(percentage)	5.04%

Summary of supplemental information related to operating leases

Supplemental information related to the Group’s operating leases for the year ended December 31, 2019 is as follows:

For the year ended December 31,
2019
Cash paid for operating leases	40,840
Right of use assets obtained in exchange for operating lease liabilities	38,407